Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Net loss attributable to Telesat Common Shares	$(47,018)	$(35,269)	$(258,295)	$(29,811)
Effect of diluted securities	—	—	—	—
Diluted net loss attributable to Telesat Common Shares	$(47,018)	$(35,269)	$(258,295)	$(29,811)

Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Basic total weighted average number of Telesat Common Shares outstanding	15,202,449	14,797,243	14,957,942	14,592,627
Effect of diluted securities	—	—	—	—
Diluted total weighted average number of Telesat Common Shares outstanding	15,202,449	14,797,243	14,957,942	14,592,627